Commitments and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingent Liabilities [Abstract]
2019	$ 3,368
2020	622
2021	488
2022 and thereafter	1,073
Total	$ 5,551